Derivatives	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES
DERIVATIVES
The Company utilizes interest rate swap agreements as part of its asset liability management strategy to help manage its interest rate risk position. The notional amount of the interest rate swaps does not represent amounts exchanged by the parties. The amount exchanged is determined by reference to the notional amount and the other terms of the individual interest rate swap agreements.
The counterparty to the Company’s derivatives is exposed to credit risk whenever the derivative is in a liability position. As a result, the Company has collateralized the liability with cash and security collateral held in safekeeping by Bank of New York. At both December 31, 2013 and 2012, the Company had $220,000 in cash and securities with fair market values of $2.0 million and $2.6 million, respectively, posted as collateral for these derivatives.
Interest Rate Swaps Designated as Cash Flow Hedges: Interest rate swaps with notional amounts of $30.3 million as of December 31, 2013 and 2012, were designated as cash flow hedges of subordinated debentures, certain CDARS deposits, and FHLB advances and were determined to be fully effective during the years then ended. As such, no amount of ineffectiveness has been included in net income. Therefore, the aggregate fair value of the swaps is recorded in other assets (liabilities) with changes in fair value recorded in other comprehensive income (loss). The amount included in accumulated other comprehensive income (loss) would be reclassified to current earnings should the hedges no longer be considered effective. The hedge would no longer be considered effective if a portion of the hedge becomes ineffective, the item hedged is no longer in existence, or the Company discontinues hedge accounting. The Company expects the hedges to remain fully effective during the remaining terms of the swaps. The Company does not expect any amounts to be reclassed from other comprehensive income (loss) over the next 12 months.
Information related to the interest-rate swaps designated as cash flow hedges were as follows for the periods presented:

	At December 31,
	2013	2012
	(Dollars in thousands)
Subordinated debentures:
Notional amount	$5,000	$5,000
Fixed interest rate payable	5.54%	5.54%
Variable interest rate receivable (Three month LIBOR plus 3.10%)	3.35	3.41
Unrealized gains (losses)	$(26)	$(131)
Maturity date	March 26, 2014
CDARS deposits:
Notional amount	$10,250	$10,250
Fixed interest rate payable	3.19%	3.19%
Variable interest rate receivable (One month LIBOR plus 0.55%)	0.71	0.76
Unrealized gains (losses)	$(192)	$(428)
Maturity date	October 9, 2014
FHLB Advance:
Notional amount	$5,000	$5,000
Fixed interest rate payable	3.54%	3.54%
Variable interest rate receivable (Three month LIBOR plus 0.22%)	0.46	0.53
Unrealized gains (losses)	$(253)	$(395)
Maturity date	September 20, 2015
FHLB Advance:
Notional amount	$10,000	$10,000
Fixed interest rate payable	3.69%	3.69%
Variable interest rate receivable (Three month LIBOR plus 0.25%)	0.49	0.57
Unrealized gains (losses)	$(710)	$(1,030)
Maturity date	July 19, 2016
Interest expense recorded on these swap transactions totaled $834,000 and $794,000 for the years ended December 31, 2013 and 2012 and is reported as a component of interest expense on subordinated debentures, deposits, and FHLB advances.
The following table presents the net gains (losses) recorded in accumulated other comprehensive income (loss) and the consolidated statements of income relating to the cash flow derivative instruments for the periods presented:

	Year Ended December 31, 2013
	Net amount of gain (loss) recognized in OCI (Effective Portion)	Net amount of gain (loss) reclassified from OCI to interest income	Net amount of gain (loss) recognized in other non interest income (Ineffective Portion)
	(Dollars in thousands)
Interest rate contracts	$529	$—	$—

	Year Ended December 31, 2012
	Net amount of gain (loss) recognized in OCI (Effective Portion)	Net amount of gain (loss) reclassified from OCI to interest income	Net amount of gain (loss) recognized in other non interest income (Ineffective Portion)
	(Dollars in thousands)
Interest rate contracts	$182	$—	$—

The following table reflects the cash flow hedges included in the consolidated balance sheets as of the dates indicated:

	At December 31,
	2013		2012
	Notional Amount	Fair Value	Notional Amount	Fair Value
Included in other liabilities:
Interest rate swaps related to:
Subordinated debentures	$(5,000)	$(26)	$(5,000)	$(131)
CDARS deposits	(10,250)	(192)	(10,250)	(428)
FHLB advances	(15,000)	(963)	(15,000)	(1,425)
Total included in other liabilities		$(1,181)		$(1,984)
Interest Rate Swaps Designated as Fair Value Hedges: An interest rate swap with an original notional amount of $5.0 million designated as a fair value hedge of certain brokered deposits was called by the counterparty on September 15, 2012.
Interest income recorded on this swap transaction totaled $44,000 for the year ended December 31, 2012 and is reported as a component of interest expense on deposits. Gains (losses) on the fair market value hedge is recorded in other noninterest income and totaled $3,000 for the year ended December 31, 2012.